Assets and liabilities of operating segments (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) segment	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Assets and liabilities of operating segments
Number of reportable segments | segment	2
Assets
Current assets	R$ 1,299,970	R$ 698,504
Non-current assets	1,263,973	949,172
Total assets	2,563,943	1,647,676	R$ 1,564,024
Liabilities
Current liabilities	369,847	220,700
Non-current liabilities	404,252	369,767
Shareholders' equity	1,789,844	1,057,209	1,170,520	R$ 1,153,278
Total liabilities and shareholders' equity	2,563,943	1,647,676
Cash flows arising from:
Operating activities	131,781	97,699	107,258
Investing activities	(648,047)	(34,359)	55,925
Financing activities	545,678	(53,971)	R$ (128,970)
Operating segments
Assets
Current assets	1,299,970	698,504
Non-current assets	1,263,973	949,172
Total assets	2,563,943	1,647,676
Liabilities
Current liabilities	369,847	220,700
Non-current liabilities	404,252	369,767
Shareholders' equity	1,789,844	1,057,209
Total liabilities and shareholders' equity	2,563,943	1,647,676
Cash flows arising from:
Operating activities	131,781	97,699
Investing activities	(648,047)	(34,359)
Financing activities	545,678	(53,971)
Eliminations
Assets
Current assets	(6,045)	(1,124)
Non-current assets	(59,174)	167
Total assets	(65,219)	(957)
Liabilities
Current liabilities	(6,045)	(1,124)
Non-current liabilities	(9,519)
Shareholders' equity	(49,655)	167
Total liabilities and shareholders' equity	(65,219)	(957)
Cash flows arising from:
Investing activities	41,000	995
Financing activities	(41,000)	(995)
Software | Operating segments
Assets
Current assets	1,193,336	696,798
Non-current assets	1,292,217	947,887
Total assets	2,485,553	1,644,685
Liabilities
Current liabilities	284,775	217,709
Non-current liabilities	410,934	369,767
Shareholders' equity	1,789,844	1,057,209
Total liabilities and shareholders' equity	2,485,553	1,644,685
Cash flows arising from:
Operating activities	141,985	97,785
Investing activities	(667,302)	(34,797)
Financing activities	545,678	(53,971)
Linx Pay Meios de Pagamento Ltda. | Operating segments
Assets
Current assets	112,679	2,830
Non-current assets	30,930	1,118
Total assets	143,609	3,948
Liabilities
Current liabilities	91,117	4,115
Non-current liabilities	2,837
Shareholders' equity	49,655	(167)
Total liabilities and shareholders' equity	143,609	3,948
Cash flows arising from:
Operating activities	(10,114)	(86)
Investing activities	(21,745)	(557)
Financing activities	R$ 41,000	R$ 995